Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.6%

AUSTRALIA — 1.6%
Netwealth Group Ltd.	18,610	$179,466
Vulcan Energy Resources Ltd. *	14,023	25,848
		205,314
BELGIUM — 1.0%
Melexis NV	1,496	128,753

CANADA — 4.8%
Docebo, Inc. *	5,550	225,065
Kinaxis, Inc. *	3,561	401,600
		626,665
CHINA — 3.5%
Airtac International Group	15,229	462,698

CZECH REPUBLIC — 0.2%
WAG Payment Solutions PLC *	25,199	28,286

DENMARK — 0.9%
ALK-Abello A/S *	10,346	116,030

FINLAND — 0.2%
Nanoform Finland PLC *	17,143	32,262

FRANCE — 0.6%
Cellectis SA ADR *	10,403	16,437
ESI Group *	384	61,506
		77,943
GERMANY — 5.1%
Aumann AG	3,322	52,653
Auto1 Group SE *	9,585	61,095
Hypoport SE *	2,470	332,981
New Work SE	916	95,574
Tonies SE, Class A *	21,879	106,405
Veganz Group AG *	716	18,395
		667,103
HONG KONG — 1.1%
Hypebeast Ltd. *	481,000	25,491
Johnson Electric Holdings Ltd.	91,500	112,175
		137,666
INDIA — 3.4%
CreditAccess Grameen Ltd. *	16,321	258,468
IndiaMart InterMesh Ltd.	2,991	103,373
PVR Inox Ltd. *	3,700	76,376
		438,217
IRELAND — 0.9%
Keywords Studios PLC	6,180	116,194

ISRAEL — 2.9%
Maytronics Ltd.	21,392	225,560
Nayax Ltd. *	6,508	150,731
		376,291

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
ITALY — 6.1%
Brunello Cucinelli SpA	4,267	$323,647
Reply SpA	2,828	265,357
Technogym SpA	27,317	210,755
		799,759
JAPAN — 25.4%
Anicom Holdings, Inc.	11,300	46,423
Appier Group, Inc. *	7,100	75,531
Bengo4.com, Inc. *	7,000	225,945
CellSource Co., Ltd. *	3,700	62,121
Demae-Can Co., Ltd. *	8,500	20,923
DMG Mori Co., Ltd.	12,800	217,229
eGuarantee, Inc.	10,800	140,616
Freee K.K. *	2,700	53,334
GA Technologies Co., Ltd. *	11,300	91,449
GMO Financial Gate, Inc.	400	28,465
Infomart Corp.	65,500	175,643
Inter Action Corp.	4,000	27,524
Iriso Electronics Co., Ltd.	5,200	145,831
Istyle, Inc. *	15,000	50,903
Jade Group, Inc. *	7,900	84,612
JMDC, Inc.	3,700	134,216
Kamakura Shinsho Ltd.	21,300	88,822
Katitas Co., Ltd.	11,900	173,227
KH Neochem Co., Ltd.	11,500	176,326
Kitanotatsujin Corp.	40,400	64,613
Megachips Corp.	9,000	251,406
Optex Group Co., Ltd.	10,000	108,161
Outsourcing, Inc.	14,700	113,448
Raksul, Inc. *	28,100	249,575
Sansan, Inc. *	9,700	81,205
Shima Seiki Manufacturing Ltd.	6,500	77,663
Snow Peak, Inc.	7,400	58,625
Tsugami Corp.	25,200	195,107
WealthNavi, Inc. *	11,200	94,931
		3,313,874
NEW ZEALAND — 0.5%
Volpara Health Technologies Ltd. *	144,415	67,317

SOUTH KOREA — 4.4%
Douzone Bizon Co., Ltd.	4,964	106,550
Hana Tour Service, Inc. *	2,627	90,413
Koh Young Technology, Inc.	22,896	210,664
Park Systems Corp.	1,053	127,131
Wantedlab, Inc. *	4,359	35,761
		570,519
SWEDEN — 9.9%
AddTech AB, B Shares	24,057	383,932
Avanza Bank Holding AB	21,614	372,739
Cellavision AB	1,790	25,165
HMS Networks AB	5,987	218,122
Paradox Interactive AB	7,484	157,276
Storytel AB *	5,732	15,730
VNV Global AB *	25,658	38,979

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
Xvivo Perfusion AB *	3,136	$78,602
		1,290,545
SWITZERLAND — 4.5%
Bossard Holding AG	942	206,483
Sensirion Holding AG *	3,415	273,312
u-blox Holding AG *	1,299	110,109
		589,904
TAIWAN — 10.0%
ASPEED Technology, Inc.	3,100	267,042
Chroma ATE, Inc.	48,000	411,637
Global Unichip Corp.	13,000	553,565
TCI Co., Ltd.	13,148	73,600
		1,305,844
UNITED KINGDOM — 10.0%
Alpha Group International PLC	11,785	268,885
Angle PLC *	72,211	13,436
dotdigital group PLC	73,839	69,911
FD Technologies PLC *	6,731	119,872
Games Workshop Group PLC	2,487	320,227
Molten Ventures PLC *	15,369	42,754
Oxford Nanopore Technologies PLC *	42,249	105,983
Team17 Group PLC *	22,496	72,735
Trustpilot Group PLC *	61,941	77,615
Victoria PLC *	34,103	216,367
		1,307,785
UNITED STATES — 1.6%
Burford Capital Ltd.	15,439	211,194

TOTAL INVESTMENTS — 98.6%
(cost $14,405,607)		$12,870,163
Other assets less liabilities — 1.4%		178,314
NET ASSETS — 100.0%		$13,048,477

*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$2,183,622	$10,686,541	$—	$12,870,163
Total	$2,183,622	$10,686,541	$—	$12,870,163

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.